Condensed consolidated cash flow statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Operating profit before tax from continuing operations	£ 2,620	£ 2,325
Operating profit before tax from discontinued operations	190	180
Adjustments for non-cash items	355	2,635
Net cash flows from trading activities	3,165	5,140
Changes in operating assets and liabilities	7,966	25,745
Net cash flows from operating activities before tax	11,131	30,885
Income taxes paid	(575)	(259)
Net cash flows from operating activities	10,556	30,626
Net cash flows from investing activities	5,713	(790)
Net cash flows from financing activities	(6,970)	(359)
Effects of exchange rate changes on cash and cash equivalents	2,224	(1,935)
Net increase in cash and cash equivalents	11,523	27,542
Cash and cash equivalents at beginning of period	190,706	139,199
Cash and cash equivalents at end of period	£ 202,229	£ 166,741